Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	FENIMORE ASSET MANAGEMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000797136
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	May 20, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 20, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
FAM Equity-Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FENIMORE ASSET MANAGEMENT TRUST

FAM Equity-Income Fund (the "Fund")(FAMEX)

Investor Shares

Supplement dated May 20, 2019

to the Prospectus, the Summary Prospectus, and the Statement of Additional Information

each dated May 1, 2019

This supplement updates certain information in the Prospectus, the Summary Prospectus, and the Statement of Additional Information (the "SAI") of the FAM Equity-Income Fund to revise information contained therein as described below. For more information or to obtain a copy of the Prospectus, Summary Prospectus, or the SAI, free of charge, please contact the Fund at (800) 932-3271.

1.	Change in the Name of the Fund

Effective as of June, 30, 2019, the Fund will change its name to "FAM Dividend Focus Fund". The investment objective and the principal investment strategies of the Fund are not being changed in connection with the name change and, therefore, the Fund will continue to seek to provide current income as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends. In addition, the current Portfolio Co-Managers for the Fund, Thomas O. Putnam and Paul C. Hogan, who have co-managed the Fund since the Fund's inception in 1996, will continue to manage the Fund.

Please retain this Supplement for future reference.